MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES

NOTE 3:- MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2011				2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$504,749	$3,534	$(237)	$508,046	$599,614	$2,738	$(20)	$602,332
Government-sponsored enterprises debentures	40,088	238	—	40,326	59,719	271	—	59,990
Government and corporate debentures - floating interest rate	95,086	129	(48)	95,167	33,096	61	(1)	33,156

	$639,923	$3,901	$(285)	$643,539	$692,429	$3,070	$(21)	$695,478

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2011				2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$1,103,254	$14,854	$(2,058)	$1,116,050	$1,327,086	$13,094	$(731)	$1,339,449
Government-sponsored enterprises	295,235	2,061	(151)	297,145	382,758	2,170	(39)	384,889
Government and corporate debentures - floating interest rate	102,161	160	(1,729)	100,592	64,694	304	(6)	64,992
Auction rate securities	6,078	—	—	6,078	2,697	—	—	2,697

	$1,506,728	$17,075	$(3,938)	$1,519,865	$1,777,235	$15,568	$(776)	$1,792,027

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$267,326	$(2,225)	$27,490	$(69)	$294,816	$(2,294)
Government-sponsored enterprises	131,540	(151)	—	—	131,540	(151)
Government and corporate debentures - floating interest rate	66,426	(1,634)	14,741	(144)	81,167	(1,778)

	$465,292	$(4,010)	$42,231	$(213)	$507,523	$(4,223)

	December 31, 2012
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$352,886	$(747)	$6,046	$(4)	$358,932	$(751)
Government-sponsored enterprises	39,883	(39)	252	(0)	40,135	(39)
Government and corporate debentures - floating interest rate	6,213	(6)	6,249	(1)	12,462	(7)

	$398,982	$(792)	$12,547	$(5)	$411,529	$(797)

As of December 31, 2011 and 2012, interest receivable amounted to $ 16,352 and $ 16,622, respectively, and is included within other current assets in the balance sheets.